--------------


GALAXY
======
FUNDS
======
--------------



[GRAPHIC OMITTED]



INSTITUTIONAL TREASURY MONEY MARKET FUND REPORT

------------------

ANNUAL
REPORT

FOR THE YEAR ENDED
OCTOBER 31, 1997


------------------

                                    TRUSTEES
                                  AND OFFICERS

                              Dwight E. Vicks, Jr.
                              Chairman and Trustee

                                John T. O'Neill
                              President, Treasurer
                                  and Trustee

                               Louis DeThomasis,
                                 F.S.C., Ph.D.
                                    Trustee

                                Donald B. Miller
                                    Trustee

                                 James M. Seed
                                    Trustee

                              Bradford S. Wellman
                                    Trustee

                                    W. Bruce
                              McConnel, III, Esq.
                                   Secretary

                                 Jylanne Dunne
                                Vice President &
                              Assistant Treasurer

                               INVESTMENT ADVISOR

                                Fleet Investment
                                 Advisors Inc.
                                75 State Street
                                   Boston, MA
                                     02109

                                  DISTRIBUTOR

                                   First Data
                               Distributors, Inc.
                              4400 Computer Drive
                                  Westborough,
                              Massachusetts 01581

                                 ADMINISTRATOR

                    First Data Investor Services Group, Inc.
                              4400 Computer Drive
                                  Westborough,
                            Massachusetts 01581-5108

---------------------



                            INSTITUTIONAL TREASURY MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
THE GALAXY FUND             OCTOBER 31, 1997
---------------------

                                                                      VALUE
    PAR VALUE                                                        (NOTE 2)
   -----------                                                     ------------

U.S. GOVERNMENT OBLIGATIONS - 95.54%

                 U.S. TREASURY BILLS (A) - 74.98%

$ 15,500,000     5.14%, 11/06/97 ................................  $ 15,489,263
  28,000,000     5.04%, 11/13/97 ................................    27,953,682
  10,000,000     5.11%, 11/20/97 ................................     9,974,033
  15,000,000     4.91%, 11/28/97 ................................    14,944,819
  14,000,000     4.88%, 12/04/97 ................................    13,937,153
   7,000,000     5.17%, 12/11/97 ................................     6,961,461
   5,000,000     4.93%, 12/18/97 ................................     4,967,818
   4,000,000     4.89%, 12/26/97 ................................     3,970,178
   8,000,000     5.15%, 01/08/98 ................................     7,925,502
  11,000,000     4.90%, 01/15/98 ................................    10,886,156
   4,500,000     5.12%, 01/22/98 ................................     4,447,520
  10,000,000     5.12%, 02/05/98 ................................     9,864,667
                                                                  -------------
                                                                    131,322,252
                                                                  -------------
                 U.S. TREASURY NOTES - 20.56%

 19,000,000      5.25%, 12/31/97 ................................    18,995,263
  5,000,000      6.00%, 12/31/97 ................................     5,005,445
  5,000,000      5.63%, 01/31/98 ................................     5,002,076
  7,000,000      5.88%, 04/30/98 ................................     7,010,547
                                                                   ------------
                                                                     36,013,331
                                                                   ------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS ..............   167,335,583
                 (Cost $167,335,583)                               ------------

   SHARES
 ----------

INVESTMENT COMPANIES - 4.59%

      3,901      AIM Short Term Investment Company Treasury
                   Tax Advantage Portfolio ......................         3,901
  8,037,586      Federated U.S. Treasury Cash Reserve ...........     8,037,586
                                                                   ------------
                 TOTAL INVESTMENT COMPANIES .....................     8,041,487
                 (Cost $8,041,487)                                 ------------

TOTAL INVESTMENTS - 100.13% .....................................   175,377,070
(Cost $175,377,070)*                                               ------------

NET OTHER ASSETS AND LIABILITIES - (0.13)% ......................      (236,161)
                                                                   ------------
NET ASSETS - 100.00% ............................................  $175,140,909
                                                                   ============
------------------------------------------------------------
*   Aggregate cost for federal tax purposes is $175,377,173.
(A) Discount yields at time of purchase.

                       See Notes to Financial Statements.

----------------------



                             INSTITUTIONAL TREASURY MONEY MARKET FUND
                             STATEMENT OF ASSETS AND LIABILITIES
THE GALAXY FUND              OCTOBER 31, 1997
----------------------

ASSETS:
   Investments at value (Note 2) (cost $175,377,070) ............  $175,377,070
   Interest and dividend receivable .............................       530,947
   Deferred organizational expense (Note 2) .....................         1,650
   Receivable from Investment Adviser (Note 4) ..................         7,503
                                                                   ------------
     Total Assets ...............................................   175,917,170
                                                                   ------------
 LIABILITIES:
   Dividends payable ...........................................        730,202
   Advisory fee payable (Note 3) ...............................         15,351
   Payable to Administrator (Note 3) ...........................         13,596
   Trustees' fees and expenses payable (Note 3) ................          5,872
   Accrued expenses and other payables .........................         11,240
                                                                   ------------
     Total Liabilities .........................................        776,261
                                                                   ------------
NET ASSETS ....................................................    $175,140,909
                                                                   ============
NET ASSETS CONSIST OF:
   Par value (Note 5) ..........................................   $    175,168
   Paid-in capital in excess of par value ......................    174,993,057
   Undistributed net investment income .........................          4,970
   Accumulated net realized (loss) on investments sold .........        (32,286)
                                                                   ------------
TOTAL NET ASSETS ...............................................   $175,140,909
                                                                   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING ......................    175,168,225

NET ASSET VALUE,
  offering and redemption price per share
  (Net Assets / Shares Outstanding) ............................   $       1.00
                                                                   ============
                       See Notes to Financial Statements.

----------------------



                             INSTITUTIONAL TREASURY MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
THE GALAXY FUND              FOR THE YEAR ENDED OCTOBER 31, 1997
----------------------

 INVESTMENT INCOME:
   Interest (Note 2) ........................................       $17,566,926
   Dividends (Note 2) .......................................           430,197
                                                                    -----------
     Total investment income ................................        17,997,123
                                                                    -----------
 EXPENSES:
   Investment advisory fee (Note 3) .........................           701,803
   Administration fee (Note 3) ..............................           315,811
   Custodian fee ............................................            12,063
   Fund accounting fee (Note 3) .............................            43,104
   Legal fee (Note 3) .......................................            10,693
   Audit fee ................................................            12,069
   Transfer agent fee (Note 3) ..............................             4,747
   Trustees' fees and expenses (Note 3) .....................             9,765
   Amortization of organization costs (Note 2) ..............             3,077
   Reports to shareholders ..................................             5,200
   Registration fees ........................................             1,434
   Insurance ................................................               985
   Miscellaneous ............................................            48,268
                                                                    -----------
     Total expenses before reimbursement/waiver (Note 4) ....         1,169,019
     Less: reimbursement/waiver (Note 4) ....................          (511,119)
                                                                    -----------
     Total expenses net of reimbursement/waiver .............           657,900
                                                                    -----------
NET INVESTMENT INCOME .......................................        17,339,223
                                                                    -----------

NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2) .............             28,949
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......        $17,368,172
                                                                    ===========
                       See Notes to Financial Statements.

----------------------




                             INSTITUTIONAL TREASURY MONEY MARKET FUND
THE GALAXY FUND              STATEMENT OF CHANGES IN NET ASSETS
----------------------

                                                     YEARS ENDED OCTOBER 31,
                                                  ----------------------------
                                                       1997            1996
                                                      ------          ------
NET ASSETS AT BEGINNING OF PERIOD .............  $  500,927,090  $  506,691,864
                                                 --------------  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ......................      17,339,223      24,316,334
   Net realized gain (loss) on investments
     sold .....................................          28,949         (23,590)
                                                 --------------   -------------
     Net increase in net assets resulting from
       operations .............................      17,368,172      24,292,744
                                                 --------------   -------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ......................     (17,339,223)    (24,316,334)
                                                 --------------   -------------
SHARE TRANSACTIONS:
   Net proceeds from sales of shares ..........   1,530,804,105   1,824,149,469
   Issued to shareholders in reinvestment of
     dividends ................................       1,312,718       1,914,180
   Cost of shares repurchased .................  (1,857,931,953) (1,831,804,833)
                                                 --------------   -------------
     Net (decrease) from share transactions ...    (325,815,130)     (5,741,184)
                                                 --------------   -------------
       Net (decrease) in net assets ...........    (325,786,181)     (5,764,774)
                                                 --------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).  $  175,140,909   $ 500,927,090
                                                 ==============   =============
(A) Undistributed net investment income .......  $        4,970   $       4,970
                                                 ==============   =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold  ......................................   1,530,804,105   1,824,149,469
   Issued to shareholders in reinvestment of
     dividends ................................       1,312,718       1,914,180
   Repurchased ................................  (1,857,931,953) (1,831,804,833)
                                                 --------------  --------------
     Net (decrease) in shares outstanding .....    (325,815,130)     (5,741,184)
                                                 ==============  ==============
                       See Notes to Financial Statements.

----------------------



                             INSTITUTIONAL TREASURY MONEY MARKET FUND
                             FINANCIAL HIGHLIGHTS
THE GALAXY FUND              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------

                                                                                       YEARS ENDED OCTOBER 31,
                                                                      --------------------------------------------------------
                                                                        1997        1996        1995        1994       1993(1)
                                                                      --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ..............................   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                                      --------    --------    --------    --------    --------
Income from Investment Operations:
   Net investment income (A) .......................................      0.05        0.05        0.05        0.04        0.02
   Net realized and unrealized gain (loss) on investments ..........        --          --          --          --          --
                                                                      --------    --------    --------    --------    --------
     Total from Investment Operations: .............................      0.05        0.05        0.05        0.04        0.02
                                                                      --------    --------    --------    --------    --------
 Less Dividends:
   Dividends from net investment income ............................     (0.05)      (0.05)      (0.05)      (0.04)      (0.02)
   Dividends from net realized capital gains .......................        --          --          --          --          --
                                                                      --------    --------    --------    --------    --------
     Total Dividends: ..............................................     (0.05)      (0.05)      (0.05)      (0.04)      (0.02)
                                                                      --------    --------    --------    --------    --------
 Net increase (decrease) in net asset value ........................        --          --          --          --          --
                                                                      --------    --------    --------    --------    --------
 Net Asset Value, End of Period ....................................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                                      ========    ========    ========    ========    ========

Total Return ......................................................       5.09%       5.12%       5.53%       3.56%       1.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..................................   $175,141   $500,927    $506,692    $326,225    $158,890
Ratios to average net assets:
   Net investment income including reimbursement/waiver ............       4.94%      5.00%       5.38%       3.63%       2.85%*
   Operating expenses including reimbursement/waiver ...............       0.19%      0.19%       0.17%       0.17%       0.14%*
   Operating expenses excluding reimbursement/waiver ...............       0.33%      0.33%       0.33%       0.39%       0.46%*

-------------------------------------------------
 *   Annualized
 **  Not Annualized
 (1) The Fund commenced operations on April 15, 1993.
 (A) Net investment income per share before reimbursement/waiver of fees by the
     Investment Advisor and/or Administrator for the years ended October 31,
     1997, 1996, 1995 and 1994 and for the period ended October 31, 1993 were $
     0.05, $ 0.05, $ 0.05, $ 0.04 and $ 0.01, respectively.

                       See Notes to Financial Statements.

----------------------




THE GALAXY FUND               NOTES TO FINANCIAL STATEMENTS
----------------------

1. ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twenty-four managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Treasury Money Market Fund (the "Fund") only.

2. SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

  PORTFOLIO VALUATION: Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  FEDERAL INCOME TAXES: The Trust treats the Fund as a separate entity for federal income tax purposes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  ORGANIZATION COSTS: The Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the Fund's commencement of operation. In the event that any of the initial shares purchased by the Fund's sponsor are redeemed during such period, the Fund will be reimbursed by any holder for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. INVESTMENT ADVISORY, ADMINISTRATION AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Fund (see also Note 4).

  The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Fund and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets and 0.075% of combined average daily net assets over $5 billion. In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. Pursuant to these fee arrangements, Investor Services Group compensates the Trust's custodian bank, Chase Manhattan Bank, N.A. for its services.

  Prior to September 5, 1996, Investor Services Group was entitled to receive administration fees, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Fund and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets and 0.08% of combined average daily net assets over $5 billion.

  First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, acts as the distributor of the Trust's shares.

  Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, Trustee or employee of the Trust. Each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets. Prior to November 1, 1996, each Trustee was entitled to receive for services as a trustee of the Trust and VIP an aggregate fee of $18,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees of the Trust and VIP and the President and Treasurer of the Trust and VIP were entitled to additional annual fees for their services in these capacities.

  Each Trustee is eligible to participate in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed. On January 1, 1997, the Plan was merged into a combined Deferred Compensation Plan for the Trust, VIP and Galaxy II.

  Expenses for the year ended October 31, 1997 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  The Investment Advisor and Administrator voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Fund would not exceed certain expense limitations. For the year ended October 31, 1997, the Investment Advisor and Administrator waived fees totaling $350,901 and $142,012, respectively, and the Investment Advisor reimbursed expenses of $18,206 with respect to the Fund. The Investment Advisor and Administrator, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at anytime.

5. SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Fund, each with a par value of $0.001. The Trust's shares are classified into twenty-four classes of shares consisting of one or more series of shares including: Class S - Institutional Treasury Money Market Fund.

6. CAPITAL LOSS CARRYFORWARD

  As of October 31, 1997, the Fund had capital loss carryforwards of $10,327 expiring in 2002 and $21,856 expiring in 2004.
-------------------------------------------------------------------
  TAX INFORMATION (UNAUDITED)

  During the year ended October 31, 1997, 100% of the income earned by the Fund was from direct obligations of the U.S. Government. Appropriate tax information detailing this information on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To Shareholders and the Board of Trustees of The Galaxy Fund:

         We have audited the accompanying statements of assets and liabilities of the Institutional Treasury Money Market Fund, including the portfolio of investments, as of October 31, 1997, and the related statement of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of The Galaxy Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Treasury Money Market Fund as of October 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



Boston, Massachusetts                           Coopers & Lybrand L.L.P.
December 19, 1997

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund, which contains more information concerning the Fund's investment policies, as well as fees and expenses and other pertinent information. Read the prospectus carefully before you invest.

Shares of the funds are not deposits or obligations of, or guaranteed or endorsed by Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the funds are not federally insured by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the funds, when redeemed, may be worth more or less than their original cost. An investment in the funds involves investment risks, including the possible loss of principal.




                                 [LOGO OMITTED}
                   This report was printed on recycled paper.

--------------

                                                                ---------------
                                                                 BULK RATE
                                                                 U.S. POSTAGE
GALAXY                                                           PAID
FUNDS            440 Computer Drive                              PERMIT NO. 105
=====            Box 5108                                        N. READING, MA
                 Westboro, MA 01581-5108                        ---------------
--------------
















FN-244 (12/97)